General	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1 - General

A.
Ceragon Networks Ltd. ("the Company") is a global innovator and leading solutions provider of wireless transport. The Company helps operators and other service providers worldwide increase operational efficiency and enhance end customers’ quality of experience with innovative wireless backhaul and fronthaul solutions. The Company’s unique multicore technology and disaggregated approach to wireless transport provides highly reliable, fast to deploy, high-capacity wireless transport for 5G and 4G networks with minimal use of spectrum, power, real estate, and labor resources. It enables increased productivity, as well as simple and quick network modernization. The Company delivers a complete portfolio of turnkey end-to-end AI-based managed and professional services that ensure efficient network rollout and optimization to achieve the highest value for its customers.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company's wholly owned subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see notes 18b and 18c.

B.
On December 4, 2023, the Company completed a series of definitive agreements with Siklu Communication Ltd. (“Siklu”) and Siklu Inc. (the “Seller”), referred to as the “Siklu Acquisition”. In the framework of the Siklu Acquisition, the Company acquired all of the outstanding shares of Siklu and the assets and business activities of the Seller. Siklu is a privately held Israeli-based company which is a provider of multi-Gigabit “wireless fiber” connectivity in urban, suburban and rural areas. See also note 3.

C.	1.	In January 2015, the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv. See Note 13D.1. Expenses of $1,160 thousand related to the provision for the settlement of the class action were presented in 2024 as part of other operating expenses in the Company's consolidated financial statements.

2.
During 2022, Aviat Networks Inc a competitor of the Company has launched a hostile takeover attempt against the Company, after purchasing more than 5% of the Company outstanding shares. Total expenses associated with the hostile takeover amounted to $4,220 thousand for the year ended December 31, 2022, and were presented as part of the other operating expenses in the Company's consolidated financial statements.